VOYA LETTERHEAD

LAW & COMPLIANCE/PRODUCT FILING UNIT
ONE ORANGE WAY
WINDSOR, CT 06094-4774

TAMARA SAVERINE

VICE PRESIDENT, CHIEF COUNSEL – WORKPLACE SOLUTIONS

PHONE: (212) 309-8286 | EMAIL: TAMARA.SAVERINE@VOYA.COM

May 1, 2026

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C

Prospectus Title: Opportunity Plus – Multiple Option Group Variable Annuity Contracts

File Nos.: 033-75962* and 811-02513

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•	The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 22, 2026.

If you have any questions regarding this submission, please call the undersigned at (212) 309-8286.

Sincerely,

/s/ Tamara Saverine

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 033-75978.

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